Transactions with Related Parties (Details) (Narratives2) (Cardiff [Member], USD $)	0 Months Ended
Dec. 21, 2010
Cardiff [Member]
Transactions with Related Parties
Management fee per month per drillship	$ 40
Chartering commission	1.25%
Commission on shipyard payment or purchase price	1.00%
Commission on loan financing or refinancing	1.00%
Commission on insurance premiums	2.00%